Retirement Benefits Plans - Other Postretirement Benefits Plan Assumptions (Details 8) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Effect on total service and interest cost, 1% increase	$ 1
Effect on total service and interest cost, 1% decrease	(1)
Effect on other postretirement liabilities, 1% increase	22
Effect on other postretirement liabilities, 1% decrease	$ (20)
Other postretirement benefits plans [Member]
Assumptions used to determine benefit obligation at year-end
Discount rate	3.79%	4.60%	5.20%
Health care cost trend rate assumed for next year	6.96%	7.60%	8.10%
Ultimate health care cost trend rate	4.53%	4.50%	4.50%
Year ultimate health care cost trend rate is achieved	2022	2020	2020
Assumptions used to determine expense
Discount rate	4.60%	5.20%	5.70%
Initial health care cost trend rate	7.60%	8.10%	8.30%
Ultimate health care cost trend rate	4.50%	4.50%	4.75%
Year ultimate health care cost trend rate is achieved	2020	2020	2017